Note 21 - Income Taxes - Recognized Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Total deferred tax asset	$ 109,554	$ 96,405
Offset of deferred income taxes	(104,186)	(93,873)
Net deferred tax assets	5,368	2,532
Total deferred tax liability	(104,187)	(93,873)
Offset of deferred income taxes	104,187	93,873
Net deferred income tax liabilities	0	0
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Total deferred tax asset	10,336	17,580
Total deferred tax liability	(20,683)	(54,158)
Tax losses and excess of tax basis over book basis [member]
Statement Line Items [Line Items]
Total deferred tax asset	99,218	78,825
Partnership income deferred for tax [member]
Statement Line Items [Line Items]
Total deferred tax liability	(3,542)	(6,249)
Book to tax differences on other assets [member]
Statement Line Items [Line Items]
Total deferred tax liability	(73,889)	(30,480)
Convertible debentures [member]
Statement Line Items [Line Items]
Total deferred tax liability	$ (6,073)	$ (2,986)